Overview - Schedule of Subsidiaries (Details)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Padachi M Venture Limited (BVI) (“PMV”) [Member]
Schedule of Subsidiaries [Line Items]
Principal activities	Investment holding
Percentage of effective ownership	100.00%	100.00%
Prospect Focus Limited (Hong Kong) (“PFL”)
Schedule of Subsidiaries [Line Items]
Principal activities	Trading of handbags, small leather goods and accessories
Percentage of effective ownership	100.00%	100.00%
FMF Manufacturing Co., Ltd. (Cambodia) (“FMF”) [Member]
Schedule of Subsidiaries [Line Items]
Principal activities	Manufacturing of handbags, small leather goods and accessories
Percentage of effective ownership	100.00%	100.00%